Note 6 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	Property, plant and equipment

	Automotive equipment	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$	$
Cost
December 31, 2017	110,040	154,093	247,199	189,563	51,760	245,647	265,997	1,264,299
Additions	-	4,126	1,697	7,204	-	-	789,777	802,804
Transfer from deposit on mill equipment	-	-	-	-	-	-	12,618,109	12,618,109
December 31, 2018	110,040	158,219	248,896	196,767	51,760	245,647	13,673,883	14,685,212

Accumulated depreciation
December 31, 2017	110,040	134,484	213,702	164,211	49,366	220,204	-	892,007
Depreciation	-	4,444	10,176	8,089	479	5,089	-	28,277
December 31, 2018	110,040	138,928	223,878	172,300	49,845	225,293	-	920,284

Carrying amounts
December 31, 2017	-	19,609	33,497	25,352	2,394	25,443	265,997	372,292
December 31, 2018	-	19,291	25,018	24,467	1,915	20,354	13,673,883	13,764,928

The Company acquired the Rock Creek mill (Note
5
) on
June 12, 2018.
As at
December 31, 2018,
mill equipment of
$13,673,883
is recorded in property, plant and equipment and will be depreciated when the mill equipment is in the condition and location ready for its intended use, which will commence once the Company enters the commercial production phase.

On
August 9, 2018,
the Company paid
$250,000
USD (
$326,000
CAD) to extend the mill storage in Alaska, USA for
one
additional year. On
July 1, 2018,
an additional mill mobilization payment of
$352,200
USD (
$463,777
CAD) was made. Both these transactions were recorded in mill equipment under property, plant and equipment.

	Automotive equipment	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$	$
Cost
December 31, 2016	146,569	135,064	231,451	185,263	51,760	245,647	-	995,754
Additions	-	19,029	15,748	4,300	-	-	265,997	305,074
Disposals	(36,529)	-	-	-	-	-	-	(36,529)
December 31, 2017	110,040	154,093	247,199	189,563	51,760	245,647	265,997	1,264,299

Accumulated depreciation
December 31, 2016	144,559	131,569	204,742	155,024	48,766	213,842	-	898,502
Disposals	(34,769)	-	-	-	-	-	-	(34,769)
Depreciation	250	2,915	8,960	9,187	600	6,362	-	28,274
December 31, 2017	110,040	134,484	213,702	164,211	49,366	220,204	-	892,007

Carrying amounts
December 31, 2016	2,010	3,495	26,709	30,239	2,994	31,805	-	97,252
December 31, 2017	-	19,609	33,497	25,352	2,394	25,443	265,997	372,292

During the year ended
December 31, 2017,
the Company disposed certain of its property, plant and equipment for
$Nil
proceeds and recorded a loss on disposal of property, plant and equipment of
$1,760.

The Company has acquired containers to begin a mobilization plan to move the Rock Creek mill from Nome, Alaska to Mexico. As at
December 31, 2017,
container costs of
$199,952
and crane of
$66,045
are recorded in property, plant and equipment and will be depreciated when the mill equipment is in the condition and location ready for its intended use.